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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                    811-03833

Eclipse Funds
(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010
(Address of principal executive offices)		(Zip Code)

J. Kevin Gao, Esq., 169 Lackawanna Avenue, Parsippany, NJ 07054
(Name and address of agent for service)

Registrant's telephone number, including area code:                     800-624-6782

Date of fiscal year end:                         October 31

Date of reporting period:                        July 31, 2011

Item 1.  Schedule of Investments.

The schedule of investments for the period ended July 31, 2011 is filed herewith.

MainStay Balanced Fund
Portfolio of Investments ††† July 31, 2011 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 42.0%†
	Asset-Backed Security 0.1%
	Automobile 0.1%
	Mercedes-Benz Auto Receivables Trust Series 2009-1, Class A3 1.67%, due 1/15/14	$971,935	$978,805

	Total Asset-Backed Security (Cost $972,020)		978,805

	Convertible Bond 0.0%‡
	Internet 0.0%‡
	At Home Corp.
	4.75%, due 12/31/49 (a)(b)(c)(d)	177,810	18

	Total Convertible Bond (Cost $13,325)		18

	Corporate Bonds 13.8%
	Aerospace & Defense 0.4%
	General Dynamics Corp. 2.25%, due 7/15/16	700,000	712,583
	Lockheed Martin Corp. 4.25%, due 11/15/19	1,200,000	1,261,960
	Northrop Grumman Corp. 5.05%, due 8/1/19	480,000	529,237
			2,503,780
	Banks 2.5%
	American Express Bank FSB 6.00%, due 9/13/17	2,000,000	2,297,998
¤	Bank of America Corp.
	5.00%, due 5/13/21	600,000	593,878
	5.65%, due 5/1/18	1,850,000	1,957,772
	Capital One Financial Corp. 3.15%, due 7/15/16	390,000	391,456
	Citigroup, Inc.
	3.953%, due 6/15/16	675,000	701,486
	6.00%, due 8/15/17	550,000	612,240
	Goldman Sachs Group, Inc. (The)
	5.375%, due 3/15/20	800,000	829,648
	6.00%, due 6/15/20	400,000	433,914
	JPMorgan Chase & Co.
	4.625%, due 5/10/21	125,000	127,475
	5.25%, due 5/1/15	1,000,000	1,092,134
	KeyBank N.A. 5.80%, due 7/1/14	275,000	303,828
	KeyCorp 6.50%, due 5/14/13	1,150,000	1,246,712
	Morgan Stanley
	5.50%, due 1/26/20	850,000	881,274
	5.625%, due 9/23/19	1,200,000	1,251,763
	Wachovia Bank NA 4.80%, due 11/1/14	1,165,000	1,249,845
	Wells Fargo & Co. 3.75%, due 10/1/14	1,285,000	1,362,455
			15,333,878
	Beverages 0.8%
¤	Anheuser-Busch InBev Worldwide, Inc.
	2.50%, due 3/26/13	1,400,000	1,437,605
	4.125%, due 1/15/15	2,700,000	2,940,268
	4.375%, due 2/15/21	700,000	748,515
			5,126,388
	Biotechnology 0.1%
	Amgen, Inc. 4.10%, due 6/15/21	675,000	693,035

	Building Materials 0.2%
	CRH America, Inc. 4.125%, due 1/15/16	250,000	259,328
	Masco Corp. 4.80%, due 6/15/15	1,200,000	1,213,093
			1,472,421
	Chemicals 0.4%
¤	Dow Chemical Co. (The)
	4.25%, due 11/15/20	300,000	307,321
	5.70%, due 5/15/18	1,525,000	1,725,641
	Eastman Chemical Co. 3.00%, due 12/15/15	400,000	412,252
			2,445,214
	Computers 0.4%
¤	Hewlett-Packard Co. 2.65%, due 6/1/16	1,900,000	1,960,258
	International Business Machines Corp. 1.95%, due 7/22/16	500,000	501,226
			2,461,484
	Diversified Financial Services 0.7%
	Boeing Capital Corp. 2.90%, due 8/15/18	200,000	200,873
	Caterpillar Financial Services Corp. 2.05%, due 8/1/16	2,100,000	2,112,140
	General Electric Capital Corp. 6.00%, due 8/7/19	1,875,000	2,119,858
			4,432,871
	Electric 1.3%
	CenterPoint Energy Houston Electric LLC 7.00%, due 3/1/14	1,250,000	1,432,436
	Duke Energy Corp. 3.35%, due 4/1/15	1,400,000	1,472,055
	Duke Energy Ohio, Inc. 5.45%, due 4/1/19	750,000	862,004
	Duquesne Light Holdings, Inc. 5.90%, due 12/1/21 (e)	240,000	247,028
	Florida Power Corp. 4.55%, due 4/1/20	850,000	915,955
	Great Plains Energy, Inc.
	2.75%, due 8/15/13	1,100,000	1,126,226
	4.85%, due 6/1/21	400,000	414,107
	Kansas City Power & Light Co. 7.15%, due 4/1/19	1,000,000	1,228,032
	Pepco Holdings, Inc. 2.70%, due 10/1/15	500,000	510,119
			8,207,962
	Electronics 0.1%
	Thermo Fisher Scientific, Inc. 3.20%, due 3/1/16	800,000	844,014

	Environmental Controls 0.1%
	Republic Services, Inc. 3.80%, due 5/15/18	600,000	621,659

	Finance - Consumer Loans 0.2%
	HSBC Finance Corp. 6.375%, due 11/27/12	1,000,000	1,066,097
	John Deere Capital Corp. 5.75%, due 9/10/18	250,000	293,976
			1,360,073
	Finance - Credit Card 0.1%
	Capital One Bank USA N.A. 8.80%, due 7/15/19	500,000	628,871

	Finance - Investment Banker/Broker 0.3%
	Bear Stearns Cos., Inc. (The) 5.30%, due 10/30/15	2,000,000	2,207,168

	Finance - Other Services 0.1%
	National Rural Utilities Cooperative Finance Corp. 5.45%, due 4/10/17	400,000	460,155

	Food 0.5%
	Kellogg Co.
	3.25%, due 5/21/18	400,000	413,497
	4.25%, due 3/6/13	875,000	922,590
	Kraft Foods, Inc. 4.125%, due 2/9/16	1,425,000	1,551,417
			2,887,504
	Health Care - Products 0.1%
	Johnson & Johnson 1.20%, due 5/15/14	650,000	658,040

	Health Care - Services 0.2%
	Roche Holdings, Inc. 5.00%, due 3/1/14 (e)	955,000	1,049,097

	Insurance 0.5%
	AON Corp. 3.125%, due 5/27/16	300,000	304,927
	Hartford Financial Services Group, Inc. (The) 5.50%, due 3/30/20	450,000	473,602
	Lincoln National Corp. 4.85%, due 6/24/21	125,000	128,426
	Metropolitan Life Global Funding I 5.125%, due 6/10/14 (e)	1,500,000	1,645,899
	Principal Financial Group, Inc. 8.875%, due 5/15/19	450,000	583,554
			3,136,408
	Lodging 0.3%
	Marriott International, Inc. 5.625%, due 2/15/13	450,000	479,213
	Wyndham Worldwide Corp. 6.00%, due 12/1/16	1,400,000	1,519,923
			1,999,136
	Media 0.4%
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 3.50%, due 3/1/16	400,000	420,952
	NBC Universal, Inc.
	4.375%, due 4/1/21 (e)	725,000	741,145
	5.15%, due 4/30/20 (e)	725,000	788,572
	Time Warner Cable, Inc. 6.75%, due 7/1/18	250,000	297,744
			2,248,413
	Mining 0.4%
	Alcoa, Inc. 6.15%, due 8/15/20	1,550,000	1,692,036
	Rio Tinto Finance USA, Ltd. 3.50%, due 11/2/20	700,000	698,712
			2,390,748
	Miscellaneous - Manufacturing 0.3%
	Danaher Corp. 3.90%, due 6/23/21	480,000	497,424
¤	ITT Corp. 4.90%, due 5/1/14	1,130,000	1,239,305
			1,736,729
	Oil & Gas 0.1%
	Anadarko Petroleum Corp. 6.20%, due 3/15/40	700,000	745,242

	Packaging & Containers 0.2%
	Bemis Co., Inc. 5.65%, due 8/1/14	900,000	994,502

	Pharmaceuticals 0.1%
	Express Scripts, Inc. 3.125%, due 5/15/16	400,000	408,687

	Pipelines 0.8%
	Buckeye Partners, L.P. 4.875%, due 2/1/21	925,000	969,557
	Enterprise Products Operating LLC 3.20%, due 2/1/16	750,000	774,836
	ONEOK Partners, L.P. 3.25%, due 2/1/16	600,000	624,519
	Plains All American Pipeline, L.P. 8.75%, due 5/1/19	800,000	1,032,120
	Williams Partners, L.P. 3.80%, due 2/15/15	1,390,000	1,473,079
			4,874,111
	Real Estate Investment Trusts 0.9%
	Brandywine Operating Partnership, L.P. 5.70%, due 5/1/17	1,550,000	1,690,746
	Developers Diversified Realty Corp. 4.75%, due 4/15/18	800,000	811,234
	Hospitality Properties Trust 6.30%, due 6/15/16	600,000	665,818
	ProLogis, L.P. 6.625%, due 5/15/18	1,300,000	1,473,560
	UDR, Inc. 5.25%, due 1/15/15	700,000	756,569
			5,397,927
	Retail 0.4%
	Home Depot, Inc.
	4.40%, due 4/1/21	1,050,000	1,100,239
	5.25%, due 12/16/13	500,000	546,696
	Wal-Mart Stores, Inc. 2.80%, due 4/15/16	900,000	953,400
			2,600,335
	Semiconductors 0.1%
	Texas Instruments, Inc. 0.875%, due 5/15/13	600,000	602,152

	Telecommunications 0.7%
	AT&T, Inc. 2.95%, due 5/15/16	950,000	982,680
	Cellco Partnership/Verizon Wireless Capital LLC 5.55%, due 2/1/14	1,075,000	1,187,058
	CenturyLink, Inc. 6.45%, due 6/15/21	300,000	309,399
	Verizon Communications, Inc. 4.60%, due 4/1/21	1,725,000	1,853,985
			4,333,122
	Transportation 0.1%
	Burlington Northern Santa Fe LLC 4.70%, due 10/1/19	500,000	545,108

	Total Corporate Bonds (Cost $80,072,332)		85,406,234

	Foreign Government Bond 0.0%‡
	Regional (State & Province) 0.0%‡
	Province of Ontario 2.30%, due 5/10/16	150,000	153,356

	Total Foreign Government Bond (Cost $149,717)		153,356

	Medium Term Notes 0.2%
	Diversified Financial Services 0.1%
	John Deere Capital Corp. 3.90%, due 7/12/21	300,000	309,666

	Insurance 0.1%
	Prudential Financial, Inc. 3.00%, due 5/12/16	700,000	706,262

	Total Medium Term Notes (Cost $999,183)		1,015,928

	Mortgage-Backed Securities 1.9%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.9%
	Banc of America Commercial Mortgage, Inc.
	Series 2006-5, Class A4 5.414%, due 9/10/47	280,000	301,641
	Series 2006-2, Class A4 5.922%, due 5/10/45 (f)	1,300,000	1,448,988
	Bear Stearns Commercial Mortgage Securities
	Series 2007-PW16, Class A4 5.715%, due 6/11/40 (f)	1,200,000	1,317,909
	Series 2006-PW12, Class A4 5.72%, due 9/11/38 (f)	300,000	333,109
	Citigroup Commercial Mortgage Trust
	Series 2006-C5, Class A4 5.431%, due 10/15/49	1,800,000	1,976,083
	Commercial Mortgage Pass-Through Certificates
	Series 2005-C6, Class A4 5.168%, due 6/10/44	100,000	106,579
	Series 2006-C8, Class A4 5.306%, due 12/10/46	900,000	966,987
	Greenwich Capital Commercial Funding Corp.
	Series 2007-GG9, Class A4 5.444%, due 3/10/39	1,000,000	1,073,875
	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2005-CB13, Class A4 5.278%, due 1/12/43 (f)	280,000	303,790
	Series 2006-CB17, Class A4 5.429%, due 12/12/43	280,000	304,349
	Series 2006-CB15, Class A4 5.814%, due 6/12/43 (g)	280,000	306,546
	Series 2006-LDP7, Class A4 5.88%, due 4/15/45 (f)	1,000,000	1,115,153
	LB-UBS Commercial Mortgage Trust
	Series 2006-C6, Class A4 5.372%, due 9/15/39	280,000	307,452
	Merrill Lynch/Countrywide Commercial Mortgage Trust
	Series 2006-3, Class A4 5.414%, due 7/12/46 (g)	280,000	304,858
	Morgan Stanley Capital I
	Series 2006-HQ8, Class A4 5.417%, due 3/12/44 (f)	1,000,000	1,099,853
	Series 2007-HQ11, Class A4 5.447%, due 2/12/44 (g)	750,000	810,917
	Total Mortgage-Backed Securities (Cost $10,763,404)		12,078,089

	U.S. Government & Federal Agencies 22.6%
	Federal Home Loan Bank 0.4%
	5.50%, due 8/13/14	2,000,000	2,281,190

	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.1%
	5.00%, due 4/1/35	400,000	431,379

	Federal National Mortgage Association 0.3%
	3.625%, due 8/15/11	2,000,000	2,002,668

¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 1.5%
	3.50%, due 9/1/25 TBA (h)	1,100,000	1,130,766
	4.50%, due 4/1/39 TBA (h)	3,900,000	4,070,625
	5.50%, due 1/1/36	1,000,000	1,091,518
	5.50%, due 10/1/38	2,800,000	3,037,875
			9,330,784

¤	United States Treasury Notes 20.3%
	0.375%, due 7/31/13	1,800,000	1,800,421
	0.50%, due 5/31/13	29,690,000	29,771,172
	0.625%, due 7/15/14	2,000,000	2,004,380
	0.75%, due 8/15/13	3,500,000	3,525,977
	0.75%, due 6/15/14	12,600,000	12,679,733
	1.00%, due 7/15/13	12,320,000	12,471,166
	1.00%, due 1/15/14	15,733,000	15,955,480
	1.25%, due 4/15/14	4,515,000	4,609,178
	1.50%, due 6/30/16	845,000	851,473
	1.50%, due 7/31/16	3,800,000	3,823,142
	1.75%, due 5/31/16	10,118,000	10,331,389
	2.00%, due 4/30/16	830,000	858,403
	2.25%, due 7/31/18	16,700,000	16,847,428
	2.625%, due 4/30/18	5,430,000	5,640,412
	3.125%, due 5/15/21	4,990,000	5,126,427
			126,296,181
	Total U.S. Government & Federal Agencies
	(Cost $139,019,389)		140,342,202

	Yankee Bonds 3.4% (i)
	Banks 1.4%
	Abbey National Treasury Services PLC 4.00%, due 4/27/16	575,000	563,121
	Bank of Nova Scotia 1.65%, due 10/29/15 (e)	875,000	874,176
	Credit Suisse/New York NY 5.30%, due 8/13/19	1,000,000	1,078,319
	Deutsche Bank AG/London 4.875%, due 5/20/13	1,000,000	1,059,530
	HSBC Bank PLC 3.50%, due 6/28/15 (e)	1,100,000	1,142,805
	Nordea Bank Sweden AB 5.25%, due 11/30/12 (e)	1,400,000	1,474,592
	Svenska Handelsbanken AB 4.875%, due 6/10/14 (e)	600,000	650,545
	UBS AG/Stamford CT 2.25%, due 1/28/14	2,000,000	2,025,198
			8,868,286
	Chemicals 0.1%
	Potash Corp. of Saskatchewan, Inc. 3.25%, due 12/1/17	350,000	362,400

	Electric 0.1%
	Hydro Quebec 2.00%, due 6/30/16	550,000	554,650

	Finance - Investment Banker/Broker 0.1%
	BNP Paribas Home Loan Covered Bonds S.A. 2.20%, due 11/2/15 (e)	500,000	495,796
	Credit Suisse A.G./Guernsey 2.60%, due 5/27/16 (e)	250,000	252,566
			748,362
	Iron & Steel 0.2%
	ArcelorMittal 5.50%, due 3/1/21	1,275,000	1,306,125

	Mining 0.1%
	Barrick Gold Corp. 1.75%, due 5/30/14 (e)	300,000	302,553
	Teck Resources, Ltd. 3.15%, due 1/15/17	200,000	205,881
			508,434
	Oil & Gas 0.4%
	BP Capital Markets PLC 4.50%, due 10/1/20	450,000	481,239
	Petroleos Mexicanos 4.875%, due 3/15/15	1,000,000	1,085,000
	Total Capital S.A. 2.30%, due 3/15/16	1,200,000	1,230,859
			2,797,098
	Pharmaceuticals 0.3%
	Novartis Securities Investment, Ltd. 5.125%, due 2/10/19	900,000	1,030,947
	Sanofi S.A.
	2.625%, due 3/29/16	350,000	362,232
	4.00%, due 3/29/21	400,000	416,152
			1,809,331
	Sovereign 0.1%
	Eksportfinans ASA 2.375%, due 5/25/16	400,000	408,543

	Telecommunications 0.6%
	America Movil SAB de C.V. 5.00%, due 3/30/20	500,000	541,092
	British Telecommunications PLC 5.15%, due 1/15/13	175,000	185,365
	Telefonica Emisiones SAU
	5.134%, due 4/27/20	700,000	691,757
	5.462%, due 2/16/21	800,000	802,280
	Vodafone Group PLC 5.625%, due 2/27/17	1,300,000	1,488,922
			3,709,416
	Total Yankee Bonds (Cost $20,243,010)		21,072,645
	Total Long-Term Bonds (Cost $252,232,380)		261,047,277

		Shares	Value
	Common Stocks 57.8%
	Advertising 0.2%
	Omnicom Group, Inc.	31,379	1,472,303

	Aerospace & Defense 1.6%
	Boeing Co. (The)	14,559	1,025,973
	General Dynamics Corp.	18,786	1,280,078
	Huntington Ingalls Industries, Inc. (j)	34,397	1,151,612
	L-3 Communications Holdings, Inc.	21,570	1,706,618
	Lockheed Martin Corp.	15,008	1,136,556
	Northrop Grumman Corp.	20,464	1,238,277
	Raytheon Co.	25,551	1,142,896
	United Technologies Corp.	13,535	1,121,239
			9,803,249
	Agriculture 1.1%
	Altria Group, Inc.	38,604	1,015,285
	Archer-Daniels-Midland Co.	34,677	1,053,488
	Lorillard, Inc.	21,264	2,258,662
	Philip Morris International, Inc.	20,187	1,436,709
	Reynolds American, Inc.	27,781	977,891
			6,742,035
	Airlines 0.3%
	Southwest Airlines Co.	160,771	1,601,279

	Apparel 0.1%
	VF Corp.	3,064	357,875

	Auto Manufacturers 0.4%
	Ford Motor Co. (j)	90,809	1,108,778
	General Motors Co. (j)	39,490	1,093,083
			2,201,861
	Auto Parts & Equipment 0.2%
	Johnson Controls, Inc.	25,429	939,602

	Banks 4.4%
¤	Bank of America Corp.	133,153	1,292,916
	Bank of New York Mellon Corp. (The)	53,441	1,341,904
	BB&T Corp.	40,936	1,051,236
	Capital One Financial Corp.	24,383	1,165,507
	Citigroup, Inc.	26,563	1,018,425
	East West Bancorp, Inc.	57,626	1,069,539
	Fifth Third Bancorp	64,429	815,027
	First Citizens BancShares, Inc. Class A	3,926	707,151
	First Republic Bank/San Francisco CA (j)	21,860	619,075
	Goldman Sachs Group, Inc. (The)	7,980	1,077,061
	Huntington Bancshares, Inc.	229,417	1,386,826
	JPMorgan Chase & Co.	33,229	1,344,113
	KeyCorp	230,435	1,852,697
	Morgan Stanley	49,102	1,092,520
¤	Northern Trust Corp.	75,974	3,411,612
	PNC Financial Services Group, Inc.	20,759	1,127,006
	Popular, Inc. (j)	524,228	1,258,147
	State Street Corp.	30,335	1,257,992
	TCF Financial Corp.	62,993	801,271
	U.S. Bancorp	41,981	1,094,025
	Wells Fargo & Co.	43,573	1,217,430
	Zions Bancorp.	65,533	1,435,173
			27,436,653
	Beverages 0.3%
	Coca-Cola Enterprises, Inc.	46,174	1,297,951
	Constellation Brands, Inc. Class A (j)	35,091	715,506
			2,013,457
	Biotechnology 0.2%
	Amgen, Inc. (j)	24,080	1,317,176
	Bio-Rad Laboratories, Inc. Class A (j)	1,075	117,175
			1,434,351
	Building Materials 0.0%‡
	Armstrong World Industries, Inc.	886	34,997

	Chemicals 0.9%
	Cabot Corp.	12,605	492,856
	Camden Property Trust	19,247	1,290,896
	CF Industries Holdings, Inc.	8,666	1,346,003
¤	Dow Chemical Co. (The)	34,404	1,199,668
	LyondellBasell Industries, N.V., Class A	31,346	1,236,913
	Rockwood Holdings, Inc. (j)	2,535	153,291
	Westlake Chemical Corp.	2,712	140,346
			5,859,973
	Coal 0.0%‡
	Arch Coal, Inc.	4,416	113,050

	Commercial Services 1.5%
	Aaron's, Inc.	11,850	298,739
	Booz Allen Hamilton Holding Corp. (j)	17,858	324,837
	Career Education Corp. (j)	57,363	1,301,567
	DeVry, Inc.	1,043	64,812
	Education Management Corp. (j)	19,869	443,277
	H&R Block, Inc.	82,048	1,227,438
	KAR Auction Services, Inc. (j)	9,200	163,576
	R.R. Donnelley & Sons Co.	75,742	1,424,707
	SAIC, Inc. (j)	77,680	1,245,210
	Service Corp. International	12,367	129,483
	Total System Services, Inc.	26,270	488,885
	Towers Watson & Co. Class A	22,055	1,348,663
	Visa, Inc. Class A	11,786	1,008,174
			9,469,368
	Computers 0.9%
	Computer Sciences Corp.	24,846	876,567
	Dell, Inc. (j)	80,338	1,304,689
	DST Systems, Inc.	19,292	987,557
¤	Hewlett-Packard Co.	38,167	1,341,952
	SanDisk Corp. (j)	6,495	276,232
	Western Digital Corp. (j)	30,821	1,062,092
			5,849,089
	Cosmetics & Personal Care 0.3%
	Colgate-Palmolive Co.	13,650	1,151,787
	Procter & Gamble Co. (The)	16,045	986,607
			2,138,394
	Electric 4.7%
	AES Corp. (The) (j)	69,775	858,930
	Alliant Energy Corp.	38,284	1,508,772
	Ameren Corp.	18,132	522,564
	American Electric Power Co., Inc.	27,589	1,016,930
	CMS Energy Corp.	15,981	305,876
	Consolidated Edison, Inc.	45,240	2,379,624
	Constellation Energy Group, Inc.	47,416	1,841,163
	Dominion Resources, Inc.	21,518	1,042,547
	DTE Energy Co.	38,920	1,939,773
	Duke Energy Corp.	60,308	1,121,729
	Edison International	60,597	2,306,928
	Entergy Corp.	19,262	1,286,702
	Exelon Corp.	23,982	1,056,887
	FirstEnergy Corp.	23,894	1,066,867
	Integrys Energy Group, Inc.	14,223	714,137
	N.V. Energy, Inc.	96,080	1,425,827
	NextEra Energy, Inc.	18,187	1,004,832
	NRG Energy, Inc. (j)	21,669	531,324
	NSTAR	11,172	495,255
	OGE Energy Corp.	1,843	92,224
	Pepco Holdings, Inc.	10,916	203,911
	PG&E Corp.	24,685	1,022,700
	Pinnacle West Capital Corp.	17,739	751,247
	Progress Energy, Inc.	14,624	683,526
	Public Service Enterprise Group, Inc.	32,391	1,060,805
	Southern Co.	25,848	1,022,030
	TECO Energy, Inc.	37,299	691,150
	Xcel Energy, Inc.	43,763	1,050,312
			29,004,572
	Electrical Components & Equipment 0.0%‡
	Hubbel, Inc. Class B	2,509	149,210

	Electronics 0.8%
	Garmin, Ltd.	44,179	1,441,561
	Jabil Circuit, Inc.	34,432	630,450
	Thermo Fisher Scientific, Inc. (j)	19,067	1,145,736
	Thomas & Betts Corp. (j)	6,099	297,509
	Vishay Intertechnology, Inc. (j)	90,182	1,241,806
			4,757,062
	Engineering & Construction 0.5%
	KBR, Inc.	43,989	1,568,208
	URS Corp. (j)	33,222	1,356,454
			2,924,662
	Entertainment 0.0%‡
	Madison Square Garden, Inc. Class A (j)	7,603	201,479

	Environmental Controls 0.2%
	Waste Management, Inc.	32,972	1,038,288

	Finance - Credit Card 0.6%
	American Express Co.	23,134	1,157,625
	Discover Financial Services	90,485	2,317,321
			3,474,946
	Finance - Investment Banker/Broker 0.4%
	Interactive Brokers Group, Inc.	53,223	805,796
	Raymond James Financial, Inc.	44,833	1,423,896
			2,229,692
	Finance - Other Services 0.4%
	CME Group, Inc.	3,582	1,035,879
	NASDAQ OMX Group, Inc. (The) (j)	57,264	1,378,344
			2,414,223
	Food 2.5%
	ConAgra Foods, Inc.	77,674	1,989,231
	Dean Foods Co. (j)	110,711	1,220,035
	General Mills, Inc.	27,744	1,036,238
	H.J. Heinz Co.	25,111	1,321,843
	Hormel Foods Corp.	44,147	1,278,939
	Kellogg Co.	18,747	1,045,708
	Kraft Foods, Inc. Class A	29,305	1,007,506
	Kroger Co. (The)	52,893	1,315,449
	Safeway, Inc.	74,621	1,505,106
	Sara Lee Corp.	7,714	147,414
	Smithfield Foods, Inc. (j)	63,481	1,397,852
	SUPERVALU, Inc.	76,899	661,331
	Tyson Foods, Inc. Class A	88,428	1,552,796
			15,479,448
	Forest Products & Paper 0.4%
	Domtar Corp.	15,751	1,259,293
	Plum Creek Timber Co., Inc.	34,047	1,301,276
			2,560,569
	Gas 0.5%
	Atmos Energy Corp.	34,377	1,149,223
	Questar Corp.	74,122	1,366,068
	UGI Corp.	24,132	731,200
			3,246,491
	Hand & Machine Tools 0.0%‡
	Stanley Black & Decker, Inc.	2,952	194,153

	Health Care - Products 1.7%
	Baxter International, Inc.	19,489	1,133,675
	Cooper Cos., Inc. (The)	17,588	1,345,306
	Covidien PLC	25,500	1,295,145
	Hill-Rom Holdings, Inc.	1,030	38,409
	Hologic, Inc. (j)	38,580	716,431
	Johnson & Johnson	15,319	992,518
	Kinetic Concepts, Inc. (j)	1,348	90,235
	Medtronic, Inc.	31,529	1,136,620
¤	Zimmer Holdings, Inc. (j)	64,418	3,866,368
			10,614,707
	Health Care - Services 2.0%
	Aetna, Inc.	30,866	1,280,630
	AMERIGROUP Corp. (j)	17,115	941,325
	CIGNA Corp.	46,195	2,299,125
	Coventry Health Care, Inc. (j)	27,799	889,568
	HCA Holdings, Inc. (j)	35,781	954,637
	Humana, Inc.	30,020	2,238,892
	LifePoint Hospitals, Inc. (j)	6,423	238,293
	Quest Diagnostics, Inc.	14,975	808,800
	UnitedHealth Group, Inc.	25,651	1,273,059
	WellPoint, Inc.	17,513	1,183,003
			12,107,332
	Holding Company - Diversified 0.2%
	Leucadia National Corp.	27,630	930,302

	Home Furnishing 0.1%
	Harman International Industries, Inc.	3,080	128,128
	Whirlpool Corp.	6,156	426,180
			554,308
	Household Products & Wares 0.2%
	Kimberly-Clark Corp.	17,907	1,170,402

	Insurance 4.6%
	ACE, Ltd.	18,352	1,229,217
	Aflac, Inc.	29,631	1,364,804
	Allied World Assurance Co. Holdings, Ltd.	23,343	1,271,026
	Allstate Corp. (The)	34,899	967,400
	American Financial Group, Inc.	39,741	1,350,399
	American International Group, Inc. (j)	36,369	1,043,790
	American National Insurance Co.	1,912	143,285
	Arch Capital Group, Ltd. (j)	46,909	1,585,524
	Aspen Insurance Holdings, Ltd.	49,977	1,294,404
	Assured Guaranty, Ltd.	44,906	635,420
	Berkshire Hathaway, Inc. Class B (j)	13,620	1,010,196
	Chubb Corp. (The)	19,095	1,193,056
	Endurance Specialty Holdings, Ltd.	28,193	1,148,583
	Everest Re Group, Ltd.	134	11,004
	Fidelity National Financial, Inc. Class A	92,920	1,514,596
	Hartford Financial Services Group, Inc. (The)	87,062	2,038,992
	Loews Corp.	25,398	1,012,618
	MetLife, Inc.	24,803	1,022,132
	Principal Financial Group, Inc.	69,432	1,918,406
	Prudential Financial, Inc.	19,521	1,145,492
	Reinsurance Group of America, Inc.	14,503	844,220
	StanCorp Financial Group, Inc.	29,556	983,033
	Travelers Cos., Inc. (The)	23,225	1,280,394
	Unitrin, Inc.	14,805	417,057
	Unum Group	35,189	858,260
	Validus Holdings, Ltd.	44,719	1,189,078
			28,472,386
	Internet 0.7%
	AOL, Inc. (j)	9,106	156,441
	eBay, Inc. (j)	41,653	1,364,136
	IAC/InterActiveCorp (j)	37,743	1,562,183
	Liberty Media Corp. Interactive Class A (j)	11,945	196,017
	Yahoo!, Inc. (j)	70,850	928,135
			4,206,912
	Investment Company 0.2%
	American Capital Ltd. (j)	150,283	1,453,237

	Investment Management/Advisory Services 0.2%
	BlackRock, Inc.	5,686	1,014,724
	Janus Capital Group, Inc.	35,628	300,700
			1,315,424
	Iron & Steel 0.2%
	Nucor Corp.	27,287	1,061,191

	Leisure Time 0.2%
	Carnival Corp.	33,663	1,120,978

	Machinery - Diversified 0.5%
	AGCO Corp. (j)	15,968	757,203
	CNH Global N.V. (j)	32,645	1,245,080
	Navistar International Corp. (j)	23,650	1,213,481
			3,215,764
	Media 1.9%
	AMC Networks, Inc. Class A (j)	1	37
	CBS Corp. Class B	49,007	1,341,321
	Comcast Corp. Class A	54,894	1,318,554
	DISH Network Corp. Class A (j)	41,545	1,230,978
	Gannett Co., Inc.	17,267	220,327
	Interpublic Group of Cos., Inc. (The)	72,585	712,059
	McGraw-Hill Cos., Inc. (The)	32,153	1,337,565
	News Corp. Class A	77,012	1,233,732
	Thomson Reuters Corp.	32,927	1,133,677
	Time Warner, Inc.	28,985	1,019,113
	Walt Disney Co. (The)	30,032	1,159,836
	Washington Post Co. Class B	3,167	1,274,084
			11,981,283
	Mining 0.4%
	Alcoa, Inc.	67,046	987,588
	Newmont Mining Corp.	20,945	1,164,751
			2,152,339
	Miscellaneous - Manufacturing 1.3%
	3M Co.	10,913	950,959
	General Electric Co.	55,938	1,001,849
	Harsco Corp.	42,376	1,161,526
	Illinois Tool Works, Inc.	18,242	908,452
¤	ITT Corp.	37,325	1,990,915
	Leggett & Platt, Inc.	35,268	765,316
	Parker Hannifin Corp.	711	56,183
	Textron, Inc.	7,369	170,445
	Tyco International, Ltd.	27,910	1,236,134
			8,241,779
	Office Equipment/Supplies 0.2%
	Pitney Bowes, Inc.	67,747	1,459,948

	Oil & Gas 4.6%
	Anadarko Petroleum Corp.	15,497	1,279,432
	Apache Corp.	9,913	1,226,436
	Chesapeake Energy Corp.	39,347	1,351,570
	Chevron Corp.	12,810	1,332,496
	ConocoPhillips	17,733	1,276,599
	Devon Energy Corp.	15,262	1,201,120
	Diamond Offshore Drilling, Inc.	19,632	1,331,639
	ExxonMobil Corp.	16,303	1,300,816
	Helmerich & Payne, Inc.	5,592	386,128
	Hess Corp.	19,247	1,319,574
	Marathon Oil Corp.	42,837	1,326,662
	Marathon Petroleum Corp. (j)	34,700	1,519,513
	Murphy Oil Corp.	31,732	2,037,829
	Nabors Industries, Ltd. (j)	34,618	914,261
	Noble Energy, Inc.	7,781	775,610
	Occidental Petroleum Corp.	11,500	1,129,070
	Patterson-UTI Energy, Inc.	50,025	1,627,313
	Sunoco, Inc.	39,280	1,596,732
	Tesoro Corp. (j)	63,097	1,532,626
	Unit Corp. (j)	21,539	1,292,556
	Valero Energy Corp.	100,010	2,512,251
			28,270,233
	Oil & Gas Services 0.6%
	Baker Hughes, Inc.	14,083	1,089,743
	National-Oilwell Varco, Inc.	13,565	1,092,932
	SEACOR Holdings, Inc.	13,273	1,332,078
			3,514,753
	Packaging & Containers 0.1%
	Packaging Corp. of America	600	16,002
	Sealed Air Corp.	25,355	545,893
			561,895
	Pharmaceuticals 1.7%
	Abbott Laboratories	22,360	1,147,515
	Bristol-Myers Squibb Co.	35,619	1,020,841
	Cardinal Health, Inc.	29,034	1,270,528
	Eli Lilly & Co.	30,947	1,185,270
	Forest Laboratories, Inc. (j)	56,159	2,081,253
	Merck & Co., Inc.	32,736	1,117,280
	Omnicare, Inc.	37,743	1,151,161
	Pfizer, Inc.	67,345	1,295,718
	Watson Pharmaceuticals, Inc. (j)	8,488	569,799
			10,839,365
	Pipelines 0.4%
	Kinder Morgan, Inc./Delaware	42,407	1,197,149
	Williams Cos., Inc.	40,847	1,294,850
			2,491,999
	Real Estate Investment Trusts 2.8%
	American Capital Agency Corp.	3,374	94,202
	Annaly Capital Management, Inc.	141,074	2,367,222
	Apartment Investment & Management Co. Class A	12,993	354,709
	Brandywine Realty Trust	6,146	73,691
	CommonWealth REIT	31,170	736,235
	Duke Realty Corp.	105,193	1,476,910
	Equity Residential	28,546	1,764,714
	Health Care REIT, Inc.	3,738	197,292
	Hospitality Properties Trust	57,504	1,451,976
	Jones Lang LaSalle, Inc.	12,944	1,101,793
	Liberty Property Trust	6,140	208,514
	Mack-Cali Realty Corp.	6,827	227,134
	ProLogis, Inc.	6,806	242,498
	Public Storage	10,087	1,206,708
	Realty Income Corp.	42,621	1,383,478
	Simon Property Group, Inc.	8,819	1,062,778
	Taubman Centers, Inc.	24,217	1,450,598
	UDR, Inc.	46,350	1,219,468
	Weingarten Realty Investors	37,878	974,222
			17,594,142
	Retail 4.1%
	American Eagle Outfitters, Inc.	103,593	1,361,212
	Big Lots, Inc. (j)	37,940	1,321,450
	Brinker International, Inc.	9,623	231,145
	Chico's FAS, Inc.	76,969	1,161,462
	CVS Caremark Corp.	32,152	1,168,725
	Dillard's, Inc. Class A	23,545	1,324,642
	DSW, Inc. Class A (j)	2,283	120,953
	Foot Locker, Inc.	61,802	1,342,958
	GameStop Corp. Class A (j)	57,931	1,366,013
¤	Gap, Inc. (The)	168,969	3,259,412
	Home Depot, Inc. (The)	33,055	1,154,611
	J.C. Penney Co., Inc.	18,553	570,690
	Kohl's Corp.	23,956	1,310,633
	Lowe's Cos., Inc.	58,020	1,252,072
	Macy's, Inc.	74,401	2,147,957
	Staples, Inc.	2,054	32,987
	Target Corp.	26,399	1,359,285
	Wal-Mart Stores, Inc.	22,164	1,168,264
	Walgreen Co.	31,810	1,241,862
	Wendy's Co. (The)	245,869	1,295,730
	Williams-Sonoma, Inc.	35,210	1,303,474
			25,495,537
	Savings & Loans 0.0%‡
	New York Community Bancorp, Inc.	12,217	165,296

	Semiconductors 1.8%
	Applied Materials, Inc.	109,278	1,346,305
	Fairchild Semiconductor International, Inc. (j)	63,703	956,182
	Intel Corp.	60,208	1,344,444
	Intersil Corp. Class A	19,277	232,288
	LSI Corp. (j)	196,651	1,447,351
	Marvell Technology Group, Ltd. (j)	126,796	1,879,117
	Micron Technology, Inc. (j)	234,870	1,730,992
	Teradyne, Inc. (j)	97,014	1,308,719
	Texas Instruments, Inc.	38,693	1,151,117
			11,396,515
	Software 0.5%
	Activision Blizzard, Inc.	249,647	2,955,821
	Broadridge Financial Solutions, Inc.	10,041	231,545
	Fiserv, Inc. (j)	79	4,768
			3,192,134
	Telecommunications 2.2%
	Amdocs, Ltd. (j)	55,111	1,737,650
	AT&T, Inc.	38,870	1,137,336
	CenturyLink, Inc.	30,842	1,144,547
	Cisco Systems, Inc.	86,898	1,387,761
	Corning, Inc.	80,968	1,288,201
	EchoStar Corp. Class A (j)	33,291	1,113,917
	Level 3 Communications, Inc. (j)	677	1,476
	Motorola Mobility Holdings, Inc. (j)	61,884	1,384,964
	Motorola Solutions, Inc. (j)	30,528	1,370,402
	Sprint Nextel Corp. (j)	253,469	1,072,174
	T.W. telecom, Inc. (j)	13,762	271,799
	Telephone and Data Systems, Inc.	6,248	177,193
	Tellabs, Inc.	121,058	501,180
	Verizon Communications, Inc.	36,356	1,283,003
			13,871,603
	Toys, Games & Hobbies 0.0%‡
	Mattel, Inc.	2,932	78,167

	Transportation 1.0%
	Con-Way, Inc.	492	18,017
	FedEx Corp.	14,408	1,251,767
	Kirby Corp. (j)	16,312	951,316
	Norfolk Southern Corp.	16,054	1,215,288
	Ryder System, Inc.	25,082	1,412,618
	Union Pacific Corp.	11,802	1,209,469
			6,058,475
	Total Common Stocks
	(Cost $344,875,368)		358,730,737

Exchange Traded Fund 0.0%‡ (k)
S&P MidCap 400 Index - MidCap SPDR Trust Series 1	1,115	190,788
Total Exchange Traded Fund
(Cost $194,938)		190,788
	Principal Amount	Value
Short-Term Investments 1.2%
Repurchase Agreement 0.5%
State Street Bank and Trust Co.
0.01%, dated 7/29/11
due 8/1/11
Proceeds at Maturity $3,072,873 (Collateralized by a Federal Home Loan Bank Security with a rate of 0.30% and a maturity date of 12/27/11, with a Principal Amount of $3,140,000 and a Market Value of $3,140,000)	$3,072,870	3,072,870

Total Repurchase Agreement
(Cost $3,072,870)		3,072,870

U.S. Government 0.7%
United States Treasury Bills
0.014%, due 8/11/11 (l)	4,084,000	4,083,982

Total U.S. Government
(Cost $4,083,982)		4,083,982

Total Short-Term Investments
(Cost $7,156,852)		7,156,852

Total Investments
(Cost $604,459,538) (m)	101.0%	627,125,654

Other Assets, Less Liabilities	(1.0)	(6,502,782)
Net Assets	100.0%	$620,622,872

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2011, excluding short-term investments. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Fair valued security - The total market value of this security at July 31, 2011 is $18, which represents less than one-tenth of a percent of the Fund's net assets.
(b)	Issue in default.
(c)	Restricted security.
(d)	Illiquid security - The total market value of this security at July 31, 2011 is $18, which represents less than one-tenth of a percent of the Fund's net assets.
(e)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(f)
Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect at July 31, 2011.

(g)	Floating rate - Rate shown is the rate in effect at July 31, 2011.
(h)
TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at July 31, 2011 is $5,201,391, which represents 0.8% of the Fund's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.

(i)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(j)	Non-income producing security.
(k)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(l)	Interest rate presented is yield to maturity.
(m)	At July 31, 2011, cost is $605,219,663 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$37,472,259
Gross unrealized depreciation	(15,566,268)
Net unrealized appreciation	$21,905,991

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011, for valuing the Fund's assets.

Asset Valuation Inputs

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Security	$—	$978,805	$—	$978,805
Convertible Bond (b)	—	—	18	18
Corporate Bonds	—	85,406,234	—	85,406,234
Foreign Government Bond	—	153,356	—	153,356
Medium Term Notes	—	1,015,928	—	1,015,928
Mortgage-Backed Securities	—	12,078,089	—	12,078,089
U.S. Government & Federal Agencies	—	140,342,202	—	140,342,202
Yankee Bonds	—	21,072,645	—	21,072,645
Total Long-Term Bonds	—	261,047,259	18	261,047,277
Common Stocks	358,730,737	—	—	358,730,737
Exchange Traded Fund	190,788	—	—	190,788
Short-Term Investments
Repurchase Agreement	—	3,072,870	—	3,072,870
U.S. Government	—	4,083,982	—	4,083,982
Total Short-Term Investments	—	7,156,852	—	7,156,852
Total Investments in Securities	$358,921,525	$268,204,111	$18	$627,125,654

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.
(b) The level 3 security valued at $18 is held in Internet within the Convertible Bond section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2011
Convertible Bond
Internet	$18	$-	$-	$-	$-	$-	$-	$-	$18	$-
Total	$18	$-	$-	$-	$-	$-	$-	$-	$18	$-

As of July 31, 2011, the Portfolio held the following restricted securities:

		Principal
	Date(s) of	Amount/		7/31/11	Percent of
Security	Acquisition	Shares	Cost	Value	Net Assets
At Home Corp. Convertible Bond
4.75% due 12/31/49	7/25/01	$177,810	$13,325	$18	0.0	%‡

‡ Less than one-tenth of a percent.

MainStay U.S. Small Cap Fund
Portfolio of Investments  July 31, 2011 (Unaudited)

		Shares	Value
	Common Stocks 92.4% †
	Aerospace & Defense 4.7%
	Curtiss-Wright Corp.	178,750	$5,712,850
¤	Esterline Technologies Corp. (a)	101,150	7,724,825
	Hexcel Corp. (a)	236,400	5,659,416
			19,097,091
	Auto Components 2.9%
	Dana Holding Corp. (a)	344,600	5,744,482
	Tenneco, Inc. (a)	153,600	6,134,784
			11,879,266
	Biotechnology 2.2%
¤	Alkermes, Inc. (a)	525,285	9,055,913

	Building Products 2.9%
	Armstrong World Industries, Inc.	119,800	4,732,100
	Masco Corp.	200,950	2,120,022
	Simpson Manufacturing Co., Inc.	184,550	5,222,765
			12,074,887
	Capital Markets 1.1%
	Waddell & Reed Financial, Inc. Class A	123,350	4,526,945

	Chemicals 4.4%
	Chemtura Corp. (a)	358,450	6,308,720
	Methanex Corp.	218,050	6,463,002
	Nalco Holding Co.	150,400	5,316,640
			18,088,362
	Commercial Banks 4.4%
	Bank of Hawaii Corp.	143,550	6,432,475
	Investors Bancorp, Inc. (a)	428,352	5,928,392
	Texas Capital Bancshares, Inc. (a)	209,350	5,721,536
			18,082,403
	Communications Equipment 1.4%
	Harmonic, Inc. (a)	1,048,285	5,692,188

	Computers & Peripherals 1.4%
	Diebold, Inc.	190,000	5,745,600

	Diversified Consumer Services 1.5%
	Service Corp. International	580,350	6,076,265

	Diversified Financial Services 1.2%
	CBOE Holdings, Inc.	219,000	5,045,760

	Electric Utilities 3.2%
	Great Plains Energy, Inc.	309,250	6,237,573
	Westar Energy, Inc.	274,050	7,073,230
			13,310,803
	Electrical Equipment 2.0%
¤	Woodward Governor Co.	243,500	8,400,750

	Electronic Equipment & Instruments 2.2%
	DTS, Inc. (a)	134,966	4,686,020
	MTS Systems Corp.	111,450	4,392,244
			9,078,264
	Energy Equipment & Services 2.2%
	Cal Dive International, Inc. (a)	805,150	4,492,737
	Dril-Quip, Inc. (a)	62,800	4,428,028
			8,920,765
	Food Products 2.1%
¤	Corn Products International, Inc.	171,000	8,702,190

	Health Care Equipment & Supplies 5.2%
	Alere, Inc. (a)	108,550	3,201,139
	Haemonetics Corp. (a)	88,550	5,800,025
	SonoSite, Inc. (a)	187,750	6,131,915
	Teleflex, Inc.	100,500	6,053,115
			21,186,194
	Health Care Providers & Services 1.3%
	Bio-Reference Laboratories, Inc. (a)	257,025	5,125,079

	Hotels, Restaurants & Leisure 1.5%
	Multimedia Games, Inc. (a)	460,873	2,000,189
	Shuffle Master, Inc. (a)	429,650	4,004,338
			6,004,527
	Household Durables 1.4%
	Ryland Group, Inc. (The)	184,550	2,718,421
	Tupperware Brands Corp.	45,746	2,858,668
			5,577,089
	Insurance 1.4%
	Arthur J. Gallagher & Co.	197,100	5,542,452
	Validus Holdings, Ltd.	4,677	124,361
			5,666,813
	IT Services 2.4%
	Forrester Research, Inc.	95,045	3,003,422
	NeuStar, Inc. Class A (a)	262,150	6,826,386
			9,829,808
	Machinery 7.9%
	Actuant Corp. Class A	77,600	1,917,496
	Harsco Corp.	168,850	4,628,178
	Kaydon Corp.	110,450	3,937,543
¤	Kennametal, Inc.	185,839	7,327,632
¤	Mueller Industries, Inc.	202,550	7,601,701
	Wabtec Corp.	110,131	7,105,652
			32,518,202
	Metals & Mining 1.5%
	RTI International Metals, Inc. (a)	185,850	5,960,210

	Multi-Utilities 3.1%
	NSTAR	130,124	5,768,397
	Vectren Corp.	261,200	6,898,292
			12,666,689
	Pharmaceuticals 2.3%
¤	Endo Pharmaceuticals Holdings, Inc. (a)	257,300	9,584,425

	Professional Services 0.9%
	Resources Connection, Inc.	269,550	3,509,541

	Road & Rail 1.8%
	Con-Way, Inc.	146,550	5,366,661
	Genesee & Wyoming, Inc. Class A (a)	39,290	2,162,522
			7,529,183
	Semiconductors & Semiconductor Equipment 1.3%
	MEMC Electronic Materials, Inc. (a)	171,350	1,271,417
	Teradyne, Inc. (a)	305,000	4,114,450
			5,385,867
	Software 2.6%
	S1 Corp. (a)	582,250	5,473,150
	Solera Holdings, Inc.	61,200	3,419,856
	THQ, Inc. (a)	683,077	1,820,400
			10,713,406
	Specialty Retail 5.8%
¤	Express, Inc.	324,000	7,270,560
	JoS. A. Bank Clothiers, Inc. (a)	101,125	5,188,724
	Monro Muffler Brake, Inc.	118,820	4,249,003
	Sonic Automotive, Inc.	317,550	4,976,008
	Stage Stores, Inc.	120,467	2,144,313
			23,828,608
	Textiles, Apparel & Luxury Goods 5.3%
	G-III Apparel Group, Ltd. (a)	186,900	5,769,603
	Iconix Brand Group, Inc. (a)	255,050	5,950,316
	Perry Ellis International, Inc. (a)	195,500	4,568,835
	Warnaco Group, Inc. (The) (a)	102,750	5,476,575
			21,765,329
	Thrifts & Mortgage Finance 5.0%
	BankUnited, Inc.	141,050	3,513,556
	Brookline Bancorp, Inc.	615,150	5,259,533
	First Niagara Financial Group, Inc.	444,450	5,444,512
	Washington Federal, Inc.	363,950	6,154,394
			20,371,995
	Wireless Telecommunication Services 1.9%
¤	NTELOS Holdings Corp.	407,400	7,911,708

	Total Common Stocks
	(Cost $322,187,580)		378,912,125

	Exchange Traded Funds 4.3% (b)
¤	iShares Russell 2000 Index Fund	169,700	13,516,605
	iShares Russell 2000 Value Index Fund	60,200	4,257,946

	Total Exchange Traded Funds
	(Cost $15,587,561)		17,774,551

		Principal Amount	Value
	Short-Term Investment 2.5%
	Repurchase Agreement 2.5%
	State Street Bank and Trust Co. 0.01%, dated 7/29/11 due 8/1/11 Proceeds at Maturity $10,169,364 (Collateralized by a United States Treasury Bill with a rate of 3.125% and a maturity date of 4/30/17, with a Principal Amount of $9,580,000 and a Market Value of $10,373,588)	$10,169,356	10,169,356

	Total Short-Term Investment
	(Cost $10,169,356)		10,169,356

	Total Investments
	(Cost $347,944,497) (c)	99.2%	406,856,032

	Other Assets, Less Liabilities	0.8	3,452,511
	Net Assets	100.0%	$410,308,543
¤	Among the Fund's 10 largest holdings, as of July 31, 2011, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	At July 31, 2011, cost is $348,909,721 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$75,484,699
Gross unrealized depreciation	(17,538,388)
Net unrealized appreciation	$57,946,311

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$378,912,125	$—	$—	$378,912,125
Exchange Traded Funds	17,774,551	—	—	17,774,551
Short-Term Investment
Repurchase Agreement	—	10,169,356	—	10,169,356
Total Investments in Securities	$396,686,676	$10,169,356	$—	$406,856,032

(a)    For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At July 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

Eclipse Funds

NOTES TO PORTFOLIOS OF INVESTMENTS July 31, 2011 Unaudited

SECURITIES VALUATION.

Each Fund prepares its financial statements in accordance with generally accepted accounting principles  ("GAAP") in the United States of America and follows significant accounting policies described below.

Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00p.m. Eastern time) on each day the Fund is open for business ("valuation date").

“Fair value” is defined as the price that a Portfolio would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. “Inputs” refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the period ended July 31, 2011, maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds may have utilized some of  the following fair value techniques: multi-dimensional relational pricing models, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation, when there are significant events after the close of local foreign markets.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. For the period ended July 31, 2011 there have been no changes to the fair value methodologies.

The aggregate value by input level, as of July 31, 2011, for each Fund's investments is included at the end of each Fund's respective Portfolio of Investments.

Equity securities and Exchange Traded Funds are valued at the latest quoted sales prices as of the close of regular trading on the Exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and ask prices.  Prices normally are taken from the principal market in which each security trades. Options and futures contracts are valued at the last posted settlement price on the market where such options or futures are principally traded. Investments in other mutual funds are valued at their respective NAV as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities are valued at the evaluated bid prices supplied by a pricing agent or brokers selected by the Fund's Manager in consultation with the Fund's Subadvisor, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Fund's Manager, in consultation with the Fund's Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, Yankee bonds, convertible bonds, asset-backed securities, and mortgage-backed securities, are generally categorized as Level 2 in the hierarchy.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.  Other temporary cash investments which mature in 60 days or less ("Short-Term Investments") are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. These securities are all generally categorized as Level 2 in the hierarchy.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Funds' Board to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund’s Manager or Subadvisor if any, reflect the security’s market value; and (vi) a security where the trading on that security’s principal market is temporarily closed at a time when, under normal conditions, it would be open. These securities are generally categorized as Level 3 in the hierarchy.  At July 31, 2011, the Balanced Fund held securities with a value of $18, that were valued in such a manner.

Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued. Its illiquidity might prevent the sale of such security at a time when the Manager or Subadvisor, if any, might wish to sell it. Illiquid securities could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the Manager or Subadvisor, if any, determines the liquidity of a Portfolio's investments; in doing so, the Manager or Subadvisor, if any, may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) the dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities generally will be valued in such manner as the Board in good faith deems appropriate to reflect their fair market value.

Item 2. Controls And Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

ECLIPSE FUNDS

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	September 29, 2011

By:	/s/ Jack R. Benintende
Jack R. Benintende
Treasurer and Principal Financial and
Accounting Officer

Date:	September 29, 2011